Premises And Equipment (Schedule Of Minimum Future Annual Rent Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
2013	$ 10,830
2014	9,535
2015	8,807
2016	7,601
2017	6,332
2018 and thereafter	39,671
Total	$ 82,776